INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting Information [Line Items]
Income (loss) before income taxes	¥ (328,508)	$ (50,491)	¥ (206,195)	¥ (282,240)
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(163,239)	(25,089)	(179,348)	(163,416)
British Virgin Islands [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(3)	0	(31)	0
USA [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(4,703)	(723)	(3,809)	(2,320)
Hong Kong [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(10,929)	(1,680)	(10,524)	(1,470)
PRC [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(152,575)	(23,451)	(12,483)	(115,034)
JAPAN
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(174)	(27)	0	0
MALTA
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(4,321)	(664)	0	0
CURAÇAO
Segment Reporting Information [Line Items]
Income (loss) before income taxes	7,449	1,145	0	0
CYPRUS
Segment Reporting Information [Line Items]
Income (loss) before income taxes	(13)	(2)	0	0
AUSTRALIA
Segment Reporting Information [Line Items]
Income (loss) before income taxes	¥ 0	$ 0	¥ 0	¥ 0